Investments in Unconsolidated Entities (Tables)	12 Months Ended
Mar. 31, 2023
Investments in Unconsolidated Entities [Abstract]
Schedule of investments in unconsolidated entities
	As of	As of
	March 31,	March 31,
	2023	2022
Equity investments without readily determinable fair value:
Beijing Tianyuebowen Science and Technology Co., Ltd. (a)	$131,050	$141,972
Zhongtai International Education Technology (Beijing) Co., Ltd. (b)	145,611	157,746
Impairment of investments in unconsolidated entities
Beijing Tianyuebowen Science and Technology Co., Ltd. (a)	(131,050)	(129,695)
Zhongtai International Education Technology (Beijing) Co., Ltd. (b)	(145,611)	(157,746)
Total	$-	$12,277
(a)	On June 2, 2016, the Company invested RMB 0.9 million (approximately $0.14 million as of March 31, 2022) in exchange for 10% equity interest of Tianyuebowen through its related party, Beijing Haohua Haofu Investment Co., Ltd. (“Haohua Haofu”). Haohua Haofu signed the investment agreement on behalf of Digital Information and transferred 10% ownership of Tianyuebowen to the Company subsequently. RMB 0.9 million was paid in full by the Company in June 2016. Due to the continual losses of Tianyuebowen, the company believes that the probability of recovering the investment in Tianyuebowen is low. Therefore the balance of $131,050 investment in Beijing Tianyuebowen is fully impaired in fiscal year 2023.
(b)	On August 15, 2016, the Company invested RMB 1.0 million (approximately $0.15 million as of March 31, 2022) in exchange for 15% equity interest of Zhongtai International Education Technology (Beijing) Co., Ltd. (“Zhongtai”) through Haohua Haofu. Haohua Haofu signed the investment agreement on behalf of Digital Information and transferred the 15% ownership of Zhongtai to the Company subsequently. RMB 1.0 million was paid in full by the Company in August 2016. Due to the continual losses of Zhongta, the company believes that the probability of recovering the investment in Zhongta is low. Therefore the balance of $145,611 investment in Zhongtai is fully impaired in fiscal year 2023.